Ordinary Shares (Details)					12 Months Ended
	Dec. 10, 2025 USD ($) $ / shares shares	Sep. 05, 2025 shares	Nov. 07, 2018 shares	Jul. 11, 2018 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jul. 31, 2021 shares	Jul. 11, 2018 $ / shares	Jan. 08, 2014 HKD ($) $ / shares shares
Ordinary Shares [Line Items]
Authorized share capital value				$ 380,000					$ 380,000
Authorized share capital shares				3,800,000,000					3,800,000,000
Price per share | (per share)				$ 0.0001				$ 0.0001	$ 0.0001
Percentage of ordinary share									100.00%
Number of shares repurchased				1,230,434,041
Number of shares issued				1,230,434,040	187,933,720
Shares issued, price per share (in Dollars per share) | (per share)				$ 0.0001					$ 0.0001
Number of ADS issued		200
Ordinary shares authorized						3,800,000,000
Ordinary shares par value (in Dollars per share) | $ / shares						$ 0.0001
Shares reserved for future issuance							187,933,720
Common stock shares issued					187,933,720	1,559,576,960
Outstanding ordinary shares						1,559,576,960
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares authorized	2,000,000,000				2,000,000,000
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0001
Voting rights per share	twenty
Common stock shares issued
Outstanding ordinary shares
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares authorized					18,000,000,000
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0001
Voting rights per share	one
Common stock shares issued					1,559,576,960
Outstanding ordinary shares					1,371,643,240
IPO [Member]
Ordinary Shares [Line Items]
Number of shares issued			133,209,200
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Authorized share capital value | $	$ 18,000,000,000
Consideration per share (in Dollars per share) | $ / shares									$ 0.0001
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0001